Organization and Principal Activities (Details) - $ / shares		1 Months Ended	6 Months Ended
	Feb. 09, 2021	Feb. 19, 2021	Dec. 31, 2022	May 18, 2022	Mar. 30, 2022	Dec. 31, 2021	Nov. 18, 2021	Apr. 30, 2020	Mar. 30, 2020
Organization and Principal Activities (Details) [Line Items]
Owns equity interests			100.00%
Non-controlling interests	6.45%
WFOE gained		100.00%
Pop Culture [Member]
Organization and Principal Activities (Details) [Line Items]
Percentage of shares									93.55%
Class A Ordinary Shares [Member]
Organization and Principal Activities (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.001			$ 0.001
Non-controlling shareholders (in Shares)	1,065,089
Class A Ordinary Shares [Member] | Common Stock [Member]
Organization and Principal Activities (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)								$ 0.001
Class B Ordinary Shares [Member] | Common Stock [Member]
Organization and Principal Activities (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)								$ 0.001
Shenzhen Jam box Technology Co., Ltd. [Member]
Organization and Principal Activities (Details) [Line Items]
Interest percentage							60.00%
HIT [Member]
Organization and Principal Activities (Details) [Line Items]
Interest percentage							20.00%
Investor [Member]
Organization and Principal Activities (Details) [Line Items]
Interest percentage							20.00%
Fujian Shuzhi Fuxin Exhibition Co., Ltd [Member]
Organization and Principal Activities (Details) [Line Items]
Interest percentage				51.00%
Unrelated Party [Member]
Organization and Principal Activities (Details) [Line Items]
Interest percentage				49.00%	49.00%
Zhongpu Shuyuan [Member]
Organization and Principal Activities (Details) [Line Items]
Interest percentage					51.00%